Federated Intermediate Government Fund, Inc.
Institutional Service Shares

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2008.

1.Under the heading entitled “What are the Fund’s Fees and Expenses?” please delete the section in its entirety and replace it with the following:

What are the Fund’s Fees and Expenses?

FEDERATED INTERMEDIATE GOVERNMENT FUND, INC.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers, Reimbursement and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.05%
Other Expenses[4]	1.60%
Total Direct Annual Fund Operating Expenses	2.05%
Acquired Fund Fees and Expenses[5]	0.03%
Total Direct and Acquired Annual Fund Operating Expenses[6]	2.08%
1   The percentages shown are restated and are based on anticipated expenses for the entire fiscal year ending February 28, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser, administrator, distributor and shareholder services provider expect to waive, reimburse and/or not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending February 28, 2009.

Total Anticipated Waivers, Reimbursement and Reduction of Fund Expenses	1.50%
Total Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction)[7]	0.58%
2   The Adviser expects to voluntarily waive the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending February 28, 2009. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended February 29, 2008.

3The Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund’s Institutional Service Shares from 0.25% to 0.05% effective April 30, 2008.  The fee table represents the fees that would have been in place had this change occurred on March 1, 2008, the first day of the fiscal year ending February 28, 2009.  The distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Institutional Service Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending February 28, 2009. The distribution (12b-1) fee paid by the Fund’s Institutional Service Shares (after the voluntary waiver) was 0.00% for the fiscal year ended February 29, 2008.

4   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein. The administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. The Adviser and administrator can terminate this anticipated voluntary waiver and/or reimbursement at any time.  In addition, the shareholder services provider expects not to charge, and therefore the Fund’s Institutional Service Shares will not accrue, a portion of its fee. This anticipated reduction can be terminated at any time.  Total other expenses paid by the Fund’s Institutional Service Shares (after the anticipated voluntary waiver, reimbursement and reduction) are expected to be 0.55% for the fiscal year ending February 28, 2009. Total other expenses paid by the Fund’s Institutional Service Shares (after the voluntary waiver, reimbursement and reduction) were 0.53% for the fiscal year ended February 29, 2008.

5  The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investment in the acquired funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current waivers and expense limitations) for the fiscal year ending February 28, 2009.   Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

6 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund’s Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55% for the fiscal year ending February 28, 2009.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through April 30, 2009.

7  The Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Service Shares (after the voluntary waivers, reimbursement and reduction) were 0.53% for the fiscal year ended February 29, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Service Shares operating expenses are before anticipated waivers, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$211
3 Years	$652
5 Years	$1,119
10 Years	$2,410

2.Under the heading entitled “Frequent Trading Policies” please delete the section in its entirety and replace it with the following:

FREQUENT TRADING POLICIES
Given the liquid nature of the Fund’s investments and the low transaction costs associated with these investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders.  For this reason, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares.  Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.

3.Under the heading entitled “Appendix A: Hypothetical Investment and Expense Information” please delete the table in its entirety and replace it with the following:

FEDERATED INTERMEDIATE GOVERNMENT FUND, INC. - INSTITUTIONAL SERVICE SHARES

ANNUAL EXPENSE RATIO: 2.08%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$211.04	$10,292.00
2	$10,292.00	$514.60	$10,806.60	$217.20	$10,592.53
3	$10,592.53	$529.63	$11,122.16	$223.54	$10,901.83
4	$10,901.83	$545.09	$11,446.92	$230.07	$11,220.16
5	$11,220.16	$561.01	$11,781.17	$236.79	$11,547.79
6	$11,547.79	$577.39	$12,125.18	$243.70	$11,884.99
7	$11,884.99	$594.25	$12,479.24	$250.82	$12,232.03
8	$12,232.03	$611.60	$12,843.63	$258.14	$12,589.21
9	$12,589.21	$629.46	$13,218.67	$265.68	$12,956.81
10	$12,956.81	$647.84	$13,604.65	$273.44	$13,335.15
Cumulative		$5,710.87		$2,410.42

October 24, 2008

Cusip31420H208

39257 (10-08)

Federated Intermediate Government Fund, Inc.
Institutional Shares

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2008.

1.Under the heading entitled “What are the Fund’s Fees and Expenses?” please delete the section in its entirety and replace it with the following:

What are the Fund’s Fees and Expenses?

FEDERATED INTERMEDIATE GOVERNMENT FUND, INC.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers, Reimbursement and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Other Expenses[3]	1.60%
Total Direct Annual Fund Operating Expenses	2.00%
Acquired Fund Fees and Expenses[4]	0.03%
Total Direct and Acquired Annual Fund Operating Expenses[5]	2.03%
1The percentages shown are restated and are based on anticipated expenses for the entire fiscal year ending February 28, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the Adviser, administrator and shareholder services provider expect to waive, reimburse and/or not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending February 28, 2009.

Total Anticipated Waivers, Reimbursement and Reduction of Fund Expenses	1.70%
Total Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction) [6]	0.33%
2  The Adviser expects to voluntarily waive the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending February 28, 2009.  The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended February 29, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services.  Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein.  The administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund. The Adviser and administrator can terminate this anticipated voluntary waiver and/or reimbursement at any time.  In addition, the shareholder services provider expects not to charge, and therefore the Fund’s Institutional Shares will not accrue, its fee. This anticipated reduction can be terminated at any time.  Total other expenses paid by the Fund’s Institutional Shares (after the anticipated voluntary waiver, reimbursement and reduction) are expected to be 0.30% for the fiscal year ending February 28, 2009.  Total other expenses paid by the Fund’s Institutional Shares (after the voluntary waiver, reimbursement and reduction) were 0.30% for the fiscal year ended February 29, 2008.

4 The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investment in the acquired funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current waivers and expense limitations) for the fiscal year ending February 28, 2009.   Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

5 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund’s Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.30% for the fiscal year ending February 28, 2009.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through April 30, 2009.

6 The Total Actual Annual Fund Operating Expenses for the Fund’s Institutional Shares (after waivers, reimbursement and reduction, but excluding Acquired Fund Fees and Expenses) were 0.30% for the fiscal year ended February 29, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before anticipated waivers, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$206
3 Years	$637
5 Years	$1,093
10 Years	$2,358

2.Under the heading entitled “Frequent Trading Policies” please delete the section in its entirety and replace it with the following:

FREQUENT TRADING POLICIES
Given the liquid nature of the Fund’s investments and the low transaction costs associated with these investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders.  For this reason, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares.  Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.

3.Under the heading entitled “Appendix A: Hypothetical Investment and Expense Information” please delete the table in its entirety and replace it with the following:

FEDERATED INTERMEDIATE GOVERNMENT FUND, INC. - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 2.03%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$206.01	$10,297.00
2	$10,297.00	$514.85	$10,811.85	$212.13	$10,602.82
3	$10,602.82	$530.14	$11,132.96	$218.43	$10,917.72
4	$10,917.72	$545.89	$11,463.61	$224.92	$11,241.98
5	$11,241.98	$562.10	$11,804.08	$231.60	$11,575.87
6	$11,575.87	$578.79	$12,154.66	$238.48	$11,919.67
7	$11,919.67	$595.98	$12,515.65	$245.56	$12,273.68
8	$12,273.68	$613.68	$12,887.36	$252.86	$12,638.21
9	$12,638.21	$631.91	$13,270.12	$260.37	$13,013.56
10	$13,013.56	$650.68	$13,664.24	$268.10	$13,400.06
Cumulative		$5,724.02		$2,358.46

October 24, 2008

Cusip31420H109

39258 (10-08)